EMPLOYEE BENEFITS - Movement in the number of conditional shares (Details)		12 Months Ended
	Aug. 27, 2025 shares	Jun. 30, 2026 shares R / shares Rate	Jun. 30, 2025 shares R / shares Rate	Jun. 30, 2024 shares	Jun. 30, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares not vested due to non-performance | Rate		7000.00%	3000.00%
Shares issued (in shares)		2,808,988	0	0
Treasury shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued share capital (in shares)		0	2,153,302	3,090,081
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued share capital (in shares)		867,397,699	864,588,711	864,588,711	864,588,711
ELTI Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, opening balance (in shares)		10,132,081	10,506,564
Number of shares, granted (in shares)		0	2,816,040
Number of shares, vested (in shares)		(3,235,335)	(936,779)	806,582
Number of shares, forfeited (in shares)		(646,624)	(67,931)
Number of shares, expired (in shares)		(1,386,573)	(2,185,813)
Number of shares, ending balance (in shares)		4,863,549	10,132,081	10,506,564
Volume weighted average price, vested (in R per share) | R / shares		45.55	22.07
ELTI Scheme | October 19, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, opening balance (in shares)		4,621,908
Number of shares, ending balance (in shares)		0	4,621,908
ELTI Scheme | October 25, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, opening balance (in shares)		2,694,133
Number of shares, ending balance (in shares)		2,358,286	2,694,133
ELTI Scheme | October 22, 2027
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, opening balance (in shares)		2,816,040
Number of shares, ending balance (in shares)		2,505,263	2,816,040
ELTI Scheme | Treasury shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, vested (in shares)		2,153,302
ELTI Scheme | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in shares)	1,082,033